Document And Entity Information	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	THIRD HARMONIC BIO, INC.
Entity Central Index Key	0001923840
Entity Emerging Growth Company	true
Securities Act File Number	001-41498
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-4553503
Entity Address, Address Line One	1700 Montgomery Street, Suite 210
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	209
Local Phone Number	727-2457
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	THRD
Security Exchange Name	NASDAQ